Risk Management Activities - Market Risk - Outstanding Hedges - Narrative (Detail) $ in Millions, $ in Millions		1 Months Ended	2 Months Ended	12 Months Ended
	Mar. 31, 2020 $ / $	Jun. 30, 2019 l $ / Boe partsPerMillion	Jun. 30, 2017 l partsPerMillion $ / Boe	Dec. 31, 2021 AUD ($) partsPerMillion ExchangeRates $ / Boe l	Dec. 31, 2021 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 USD ($)
Chile, Pesos
Disclosure of Financial Risk Management [line items]
Average strike rate	836.45			836.45
Currency risk | Fair value hedges | Salares Norte
Disclosure of Financial Risk Management [line items]
Hedging instrument, liabilities | $					$ (6.8)
Currency risk | Fair value hedges | – within one year | Salares Norte
Disclosure of Financial Risk Management [line items]
Nominal amount of hedging instrument | $					179.0
Australia | Fair value hedges | Cash settled swap transaction contracts
Disclosure of Financial Risk Management [line items]
Hedging instrument, liabilities						$ (6.6)	$ (5.1)
Australia | Commodity price risk | Cash settled swap transaction contracts | Brent crude
Disclosure of Financial Risk Management [line items]
Volume of diesel hedged | l				26,600,000
Swap price per barrel hedged | $ / Boe				74.0
Diesel sulphur measure | partsPerMillion				10
Hedging instrument, liabilities				$ 2.7			2.0
Australia | Commodity price risk | Fair value hedges
Disclosure of Financial Risk Management [line items]
Hedging instrument, liabilities						$ (35.5)	(27.3)
Australia | Commodity price risk | Fair value hedges | Cash settled swap transaction contracts
Disclosure of Financial Risk Management [line items]
Volume of diesel hedged | l		75,000,000	77,500,000
Swap price per barrel hedged | $ / Boe		74.0	61.2
Diesel sulphur measure | partsPerMillion		10	10
Ghana | Fair value hedges | Cash settled swap transaction contracts
Disclosure of Financial Risk Management [line items]
Hedging instrument, liabilities | $					$ (3.1)		$ 10.0
Ghana | Commodity price risk | Cash settled swap transaction contracts | Brent crude
Disclosure of Financial Risk Management [line items]
Volume of diesel hedged | l				41,900,000
Swap price per barrel hedged | $ / Boe				75.8
Hedging instrument, liabilities | $					$ 3.1
Ghana | Commodity price risk | Fair value hedges | Cash settled swap transaction contracts
Disclosure of Financial Risk Management [line items]
Volume of diesel hedged | l		123,200,000	125,800,000
Swap price per barrel hedged | $ / Boe		75.8	61.4